Unaudited interim condensed consolidated balance sheets	Jun. 30, 2016 USD ($)	Jun. 30, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Current assets:
Cash and cash equivalents	$ 1,522,280,051	¥ 10,116,920,988	¥ 19,215,674,674
Restricted cash	363,750,214	2,417,447,550	2,286,882,592
Short-term investment	819,143,272	5,443,944,270	8,235,785,516
Accounts receivable, net	550,426,312	3,658,078,229	3,150,768,364
Due from related parties	114,054,733	757,996,350	961,791,458
Prepayments and other current assets	1,015,871,805	6,751,382,429	6,749,965,827
Total current assets	4,385,526,387	29,145,769,816	40,600,868,431
Long-term deposits and prepayments	104,115,439	691,940,799	486,785,968
Long-term loan receivable	55,241,159	367,127,221	578,524,154
Long-term receivables due from related parties	85,178,813	566,089,873	543,911,586
Land use rights	15,187,781	100,936,477	102,328,181
Property, equipment and software	837,920,912	5,568,738,586	5,555,959,499
Investments	2,704,995,481	17,977,129,465	13,870,523,498
Goodwill	6,980,562,183	46,392,118,214	45,690,440,903
Intangible assets	1,642,992,113	10,919,161,286	11,007,915,171
Deferred tax assets, non-current	72,795,103	483,788,972	405,334,569
Total assets	16,884,515,371	112,212,800,709	118,842,591,960
Current liabilities:
Short-term debt	1,704,682,923	11,329,152,241	12,710,213,398
Accounts payable	1,151,697,647	7,654,067,391	5,944,501,681
Due to related parties	74,485,555	495,023,549	2,062,965,953
Salary and welfare payable	167,860,083	1,115,581,323	1,196,691,839
Taxes payable	140,648,089	934,733,132	1,641,379,425
Advances from customers	822,770,973	5,468,053,610	5,955,827,306
Accrued liability for customer reward program	95,318,442	633,476,833	593,346,816
Other payables and accruals	304,162,843	2,021,435,854	3,561,167,650
Total current liabilities	4,461,626,555	29,651,523,933	33,666,094,068
Deferred tax liabilities, non-current	457,523,808	3,040,657,474	3,045,259,390
Long-term Debt	2,969,886,422	19,737,568,172	18,354,608,260
Other long-term Liabilities	14,713,747	97,786,088	91,702,261
Total liabilities	7,903,750,532	52,527,535,667	55,157,663,979
Commitments and contingencies (Note 11)
Shareholders' equity
Share capital (US$0.01 par value; 175,000,000 shares authorized, 51,167,228 and 58,301,641 shares issued as of December 31, 2015 and June 30, 2016, respectively.)	693,478	4,608,787	4,121,245
Additional paid-in capital	7,812,337,528	51,920,013,979	37,991,678,952
Statutory reserves	25,420,330	168,940,969	168,940,969
Accumulated other comprehensive income	26,057,789	173,177,462	560,077,281
Retained earnings	917,693,922	6,098,902,034	8,198,838,659
Less: Treasury stock (3,577,357 and 3,373,355 shares as of December 31, 2015 and June 30, 2016, respectively.)	(344,184,487)	(2,287,415,685)	(2,372,927,372)
Total Ctrip's shareholders' equity	8,438,018,560	56,078,227,546	44,550,729,734
Non-controlling interests	542,746,279	3,607,037,496	19,134,198,247
Total shareholders' equity	8,980,764,839	59,685,265,042	63,684,927,981
Total liabilities and shareholders' equity	$ 16,884,515,371	¥ 112,212,800,709	¥ 118,842,591,960